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Palmer Square CLO Debt ETF
SUMMARY – PALMER SQUARE CLO DEBT ETF
Investment Objective
Palmer Square CLO Debt ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Debt Index.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses* (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses	Palmer Square CLO Debt ETF Palmer Square CLO Debt ETF	[1]
Management fees	0.45%
Other expenses	none	[2]
Total Annual Fund Operating Expenses	0.45%
[1]	The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Palmer Square CLO Debt ETF | Palmer Square CLO Debt ETF | USD ($)	46	144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly offered, portfolio information is not available.

Principal Investment Strategies

The Fund uses a “passive management” (or indexing) approach to track the performance, before the Fund’s fees and expenses, of the Palmer Square CLO Debt Index (the “Index”). The Index is a rules-based observable pricing and total return index for CLO debt for sale in the United States rated, at the time of issuance, as A, BBB, or BB by at least one of the major ratings agencies or an equivalent rating as determined by Palmer Square Capital Management LLC (the “Advisor”).

To be eligible for inclusion in the Index, CLOs must be floating rate U.S. dollar-denominated tranches of “Arbitrage” CLOs collateralized by broadly syndicated loans originally rated A, BBB or BB (or an equivalent rating) with closing dates on or after January 1, 2009, with a minimum size of $500 million ($600 million prior to December 31, 2012). Bonds rated below BBB are considered below investment grade (commonly referred to as “high yield securities” or “junk bonds”). The CLO tranches eligible for inclusion in the Index include the top 50% of deals based on the per quarter deal issuance size. The CLOs must be managed by managers who manage at least three outstanding CLOs, at least two of which commenced on or after January 1, 2009. If the manager has more than two deals issued in one calendar year, the two largest deals based on par outstanding will be included in the Index. Eligible Index components are assigned a “diversity score” by Moody’s based on the diversification of the underlying loan assets of the CLO. CLOs with a diversity score of less than 45 during their reinvestment period are excluded from the Index. There is no limit to the number of components in the Index and individual weightings are based on market value. As of June 30, 2024, the Index was comprised of 1009 CLOs, which are each in turn each comprised of a large number of loans. While the Fund may concentrate its industry exposure to extent of the Index, the Index is highly diversified as to issuers and industries.

Arbitrage CLOs are a pool of broadly syndicated loans which seek to capture the excess between (i) money coming from payment relating to interest and principal on underlying loans, and (ii) money going out in costs such as management fees. The following types of CLOs are not eligible for inclusion in the Index: (i) “Middle-market” CLOs which are collateralized by loans to small or medium-sized firms and/or by loans of a small or medium size, (ii) fixed rate, revolver, combo or step up notes, (iii) asset-backed CDOs collateralized by residential, commercial or consumer credit loans, (iv) emerging market CLOs collateralized by loans to or securities of emerging markets issuers and (v) “Balance Sheet” CLOs, which are loans securitized by the issuer.

The Fund does not hold all securities in the Index. The Fund uses a “representative sampling” index strategy, which involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings or yield) and liquidity measures similar to those of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the component securities of the Index. At times, the Fund may utilize different techniques to track the Index, including: (i) purchasing securities not contained in the Index that the Advisor believes are appropriate to substitute for securities in the Index, (ii) overweighting or underweighting component securities of the Index, and (iii) purchasing or selling securities in the Index in anticipation of their addition to or removal from the Index. Securities that are not components of the Index may include other CLOs and debt securities or pooled vehicles such as mutual funds or exchange-traded funds that the Advisor believes are consistent with tracking the Index.

The Index is rebalanced at the close of the last business day of each quarter, following the U.S. holiday calendar. Refinancing transactions are included in rebalances at the close of the last business day of each month, following the U.S. holiday calendar. The Fund rebalances its portfolio in accordance with the Index. Therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. The Index is sponsored by the Advisor. The Index is calculated by NYSE Group, Inc. or its affiliates and is available for licensed users.

The Fund’s investment strategy may involve active and frequent trading of portfolio securities.

The Fund is non-diversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

Principal Investment Risks
Performance
The Fund has not commenced operations and does not have a performance history.